UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Vista Capital Partners, Inc.
      9755 S.W. Barnes Road, Suite 595
      Portland, OR   97225


Form 13F File Number:  28-14437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Douglas E. Johanson
Title: Chief Compliance Officer
Phone: 503-772-9500

Signature, Place, and Date of Signing:

   Douglas E. Johanson        Portland, OR              April 10, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                                  -----------------------

Form 13F Information Table Entry Total:                   37
                                                  -----------------------

Form 13F Information Table Value Total:            225853(x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Vista Capital Partners, Inc.
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

Analog Devices Inc                 COM       032654105       777     19224                  Sole                19224
Apple Inc                          COM       037833100       251       418                  Sole                  418
Berkshire Hathaway Cl B            CLASS B   084670108       230      2840                  Sole                 2840
Cascade Corp                       COM       147195101       257      5125                  Sole                 5125
Spdr Index Shs fds DJ Intl RL ETF  ETF       78463x863       420     11412                  Sole                11412
Energizer Hldgs Inc                COM       29266R108       230      3098                  Sole                 3098
Exxon Mobil                        COM       30231G102       434      5003                  Sole                 5003
Intel Corp                         COM       458140100      1789     63643                  Sole                63643
International Business Machs       COM       459200101       554      2653                  Sole                 2653
iShares Barclays 3-7 Yr TSY Bo     ETF       464288661      3153     26039                  Sole                26039
iShares Barclays Agg. Bond Ind     ETF       464287226       389      3537                  Sole                 3537
iShares Barclays TIP Bond Fund     ETF       464287176      2967     25218                  Sole                25218
iShares MSCI EAFE Index Fund       ETF       464287465       556     10121                  Sole                10121
iShares Russell 1000 Growth In     ETF       464287614       441      6680                  Sole                 6680
iShares Russell 1000 Value Ind     ETF       464287598       404      5760                  Sole                 5760
iShares Russell 2000               ETF       464287655       208      2515                  Sole                 2515
iShares Russell Microcap Index     ETF       464288869       332      6450                  Sole                 6450
McDonalds Corp                     COM       580135101       659      6717                  Sole                 6717
Microsoft Corp                     COM       594918104       453     14055                  Sole                14055
Northwest Ntual Gas Co             COM       667655104       407      8960                  Sole                 8960
Patterson Companies Inc            COM       703395103      1658     49645                  Sole                49645
Pepsico Inc                        COM       713448108       581      8754                  Sole                 8754
Schwab Strategic Tr Intrm Trm Tres ETF       808524854      3594     68033                  Sole                68033
Schwab Strategic Tr Intl Eqty      ETF       808524805       206      7924                  Sole                 7924
Schwab Strategic Tr US Lcap Va     ETF       808524409       302      9698                  Sole                 9698
Schwab Strategic Tr US Sml Cap     ETF       808524607       243      6546                  Sole                 6546
Schwab Strategic Tr US TIPS        ETF       808524870      1198     21413                  Sole                21413
Starbucks                          COM       855244109       642     11492                  Sole                11492
Sunpower Corp                      COM       867652406       107     16706                  Sole                16706
Vanguard Intl Equ Inex F MSCI Emer ETF       922042858       222      5113                  Sole                 5113
Vanguard Index Fds Growth ETF      ETF       922908736     46593    656513                  Sole               656513
Vanguard Intl Equ Idx F glb EX US  ETF       922042676      8363    177898                  Sole               177898
Vanguard Index Fds REIT Etf        ETF       922908553     25114    394570                  Sole               394570
Vanguard Index Fds Small Cap       ETF       922908751     32204    409102                  Sole               409102
Vanguard Index Fds Stk Mrk ETF     ETF       922908769     10645    147317                  Sole               147317
Vanguard Index Fds Value ETF       ETF       922908744     79023   1370033                  Sole              1370033
Yum Brands Inc                     COM       988498101       246      3456                  Sole                 3456

Total $225853 (x 1000)

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